NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	12 Months Ended									102 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Dec. 31, 2003	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Minimum [Member]
(in Dollars)	$ 1,797,488	$ 1,797,564								$ 1,797,488		$ (389,718)	$ (312,898)	$ (206,550)	$ (312,898)	$ (389,718)	$ (94,281)	$ (389,718)
Exploration Expense, Mining (in Dollars)	591,926	265,137								1,672,351		76,820	106,349	112,269	218,617	295,437	94,281	389,718
Net Income (Loss) Attributable to Parent (in Dollars)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)		(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	(94,281)	(389,718)
Earnings Per Share, Basic (in Dollars per share)	$ (0.02)	$ (0.01)																$ 0.00
Stockholders' Equity Attributable to Parent (in Dollars)	(1,213,737)	129,355	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)	(1,213,737)	0	(389,718)	(312,898)	(206,550)	(312,898)	(389,718)	(94,281)	(389,718)
Cash Equivalents, at Carrying Value (in Dollars)	0	0								0
Cash, FDIC Insured Amount (in Dollars)	250,000									250,000
Deposit Liability, Current (in Dollars)	9,835	0								9,835
Fair Value Measurements, Significant Assumptions	Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%
Fair Value Assumptions, Expected Volatility Rate																						94.00%
Interest Expense, Other (in Dollars)	15,639
Deferred Finance Costs, Net (in Dollars)	30,110									30,110
Goodwill, Impairment Loss (in Dollars)	$ 5,341
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	47,532,822	37,562,250
Property, Plant and Equipment, Estimated Useful Lives																			18-28 years	3-10 years	3- 5 years